UNITED STATES
                       SECURITIES AND EXCHANGE COMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04989
                    AMERICAN BEACON APOLLO TOTAL RETURN FUND
               (Exact name of registrant as specified in charter)

                          220 East Las Colinas Blvd.,
                        Suite 1200, Irving, Texas 75039
              (Address of principal executive offices)-(Zip Code)

                         Jeffrey K. Ringdahl, President
                          220 East Las Colinas Blvd.,
                        Suite 1200, Irving, Texas 75039
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (817)-391-6100

                            Date of fiscal year end:

             Date of reporting period: July 1, 2021 - June 30, 2022

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23351
Reporting Period: 07/01/2021 - 06/30/2022
American Beacon Apollo Total Return Fund


=================== American Beacon Apollo Total Return Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT=================

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Apollo Total Return Fund

By:/s/Jeffrey K. Ringdahl
-----------------------------
Jeffrey K. Ringdahl
President
Date: August 31, 2022
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